S000012096 [Member] Investment Risks - Columbia Select Corporate Income Fund	Apr. 30, 2026
Changing Distribution Level Risk [Member]
Prospectus [Line Items]
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Changing Distribution Level Risk. The Fund normally expects to receive income which may include interest, dividends and/or capital gains, depending upon its investments. The distribution amounts paid by the Fund will vary and generally depend on the amount of income the Fund earns (less expenses) on its portfolio holdings, and capital gains or losses it recognizes. A decline in the Fund’s income or net capital gains arising from its investments may reduce its distribution level.

Counterparty Risk [Member]
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Counterparty Risk. Counterparty risk is the risk that a counterparty to a transaction in a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations. As a result, the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.

Credit Risk [Member]
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Credit Risk. Credit risk is the risk that the value of debt instruments may decline if the issuer thereof defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies, such as S&P Global Ratings, Moody’s Investors Service, Inc. (Moody’s Ratings), Fitch Ratings, Inc. (Fitch), Morningstar DBRS (DBRS) and Kroll Bond Rating Agency, LLC (KBRA), assign credit ratings to certain debt instruments to indicate their credit risk. A rating downgrade by such agencies can negatively impact the value of such instruments. Lower-rated or unrated instruments held by the Fund may present increased credit risk as compared to higher-rated instruments. Non-investment grade debt instruments may be subject to greater price fluctuations and are more likely to experience a default than investment grade debt instruments and therefore may expose the Fund to increased credit risk. If the Fund purchases unrated instruments, or if the ratings of instruments held by the Fund are lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual.

Fixed Income Instruments Risk [Member]
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Fixed Income Instruments Risk. The Fund is subject to the general risks and considerations associated with investing in debt securities, including the risk that issuers will fail to make timely payments of principal or interest or default altogether. Lower-rated securities in which the Fund may invest may be more volatile and may decline more in price in response to negative issuer developments or general economic news than higher rated securities. In addition, as interest rates rise, the Fund’s investments typically will lose value.

Foreign Securities Risk [Member]
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Foreign Securities Risk. Investments in or exposure to securities of foreign companies may involve heightened risks relative to investments in or exposure to securities of U.S. companies. Investing in securities of foreign companies subjects the Fund to the risks associated with an issuer’s (and any of its related companies’) country of organization and places of business operations, including risks related to political, regulatory, economic, social, diplomatic and other conditions or events (including, for example, military confrontations and actions, war, other conflicts, terrorism and disease/virus outbreaks and epidemics) occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. In addition, foreign governments may impose withholding or other taxes on the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities. The performance of the
Fund may also be negatively affected by fluctuations in a foreign currency's strength or weakness relative to the U.S. dollar, particularly to the extent the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.

Frequent Trading Risk [Member]
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Frequent Trading Risk. The portfolio managers may actively and frequently trade investments in the Fund's portfolio to carry out its investment strategies. Frequent trading of investments increases the possibility that the Fund, as relevant, will realize taxable capital gains (including short-term capital gains, which are generally taxable to shareholders at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's return. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

High Yield Investments Risk [Member]
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High-Yield Investments Risk. Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Interest Rate Risk [Member]
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Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. For example, a three-year duration means a bond is expected to decrease in value by 3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund's performance and NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.

Issuer Risk [Member]
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Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly or below expectations, and the value of its securities may therefore decline, which may negatively affect the Fund’s performance. Underperformance of an issuer may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations and actions, war, other conflicts, terrorism, disease/virus outbreaks, epidemics or other events, conditions and factors which may impair the value of your investment in the Fund.

Liquidity Risk [Member]
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Liquidity Risk. Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than anticipated, especially during times of high market volatility. Decreases in the number of financial institutions, including banks and broker-dealers, willing to make markets (match up sellers and buyers) in the Fund’s investments or decreases in their capacity or willingness to trade such investments may increase the Fund’s exposure to this risk. The debt market has experienced considerable growth, and financial institutions making markets in instruments purchased and sold by the Fund (e.g., bond dealers) have been subject to increased regulation. The impact of that growth and regulation on the ability and willingness of financial institutions to engage in trading or “making a market” in such instruments remains unsettled. Certain types of investments, such as lower-rated securities or those that are purchased and sold in over-the-counter markets, may be especially subject to liquidity risk. Securities or other assets in which the Fund invests may be traded in the over-the-counter market rather than on an exchange and therefore may be more difficult to purchase or sell at a fair price, which may have a negative impact on the Fund’s performance. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other liquid or more liquid investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund’s investments in less liquid or illiquid securities), or forgo another more appealing investment opportunity. The liquidity of Fund investments may change significantly over time and certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price of the Fund's investments. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an increase in redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell investments in a down market.

Market Risks [Member]
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Market Risk. The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.

Mortgage and Other Asset Backed Securities Risk [Member]
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Mortgage- and Other Asset-Backed Securities Risk. The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations and collateralized loan obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market's assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.

Prepayment and Extension Risk [Member]
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Prepayment and Extension Risk. Prepayment and extension risk is the risk that a bond or other security or investment might, in the case of prepayment risk, be called or otherwise converted, prepaid or redeemed before maturity and, in the case of extension risk, that the investment might not be called as expected. In the case of prepayment risk, if the investment is converted, prepaid or redeemed before maturity, the portfolio managers may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates decrease or spreads narrow on such investments, the likelihood of prepayment increases. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of an investment beyond the prepayment time. If the Fund’s investments are locked in at a lower interest rate for a longer period of time, the portfolio managers may be unable to capitalize on investments with higher interest rates or wider spreads.

Reinvestment Risk [Member]
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Risk [Text Block]	Reinvestment Risk. Reinvestment risk arises when the Fund is unable to reinvest income or principal at the same or at least the same return it is currently earning.
Rule 144A and Other Exempted Securities Risk [Member]
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Rule 144A and Other Exempted Securities Risk. The Fund may invest in privately placed and other securities or instruments exempt from SEC registration (collectively “private placements”), subject to certain regulatory restrictions. In the U.S. market, private placements are typically sold only to qualified institutional buyers, or qualified purchasers, as applicable. An insufficient number of buyers interested in purchasing private placements at a particular time could adversely affect the marketability of such investments and the Fund might be unable to dispose of them promptly or at reasonable prices, subjecting the Fund to liquidity risk. The Fund’s holdings of private placements may increase the level of Fund illiquidity if eligible buyers are unable or unwilling to purchase them at a particular time. Issuers of Rule 144A eligible securities are required to furnish information to potential investors upon request. However, the required disclosure is much less extensive than that required of public companies and is not publicly available since the offering information is not filed with the SEC. Further, issuers of Rule 144A eligible securities can require recipients of the offering information (such as the Fund) to agree contractually to keep the information confidential, which could also adversely affect the Fund’s ability to dispose of the security.

Unrated Securities Risk [Member]
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Unrated Securities Risk. The Fund may purchase unrated securities which are not rated by a rating agency. Unrated securities may be less liquid than comparable rated securities and involve the risk that the Investment Manager may not accurately evaluate the security’s comparative credit rating. Analysis of creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality debt securities. To the extent that the Fund purchases unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the Investment Manager’s creditworthiness analysis than if the Fund invested exclusively in rated securities.

U S Government Obligations Risk [Member]
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U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.

When Issued Delayed Settlement and Forward Commitment Transactions Including U S Treasury Floating Rate Notes Risk [Member]
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When-Issued, Delayed Settlement and Forward Commitment Transactions, Including U.S. Treasury Floating Rate Notes Risk. When-issued, delayed delivery, and forward commitment transactions generally involve the purchase of a security with payment and delivery at some time in the future – i.e., beyond normal settlement. The Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. Such transactions include floating rate obligations issued by the U.S. Treasury. Securities with floating or variable interest rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general, and generally carry lower yields than fixed notes of the same maturity.

Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies.
Risk Lose Money [Member]
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Risk [Text Block]	There is no assurance that the Fund will achieve its investment objective and you may lose money.
Risk Not Insured Depository Institution [Member]
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Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.